Material Accounting Policy Information - Additional Information (Detail)	12 Months Ended
Dec. 31, 2023
Disclosure of Significant Payment Terms in Contracts With Customers [Line Items]
Description of significant payment terms in contracts with customers	The contracts do not include a significant financing component as the normal credit term is between 30 to 120 days.
Singapore Dollar to USD [member]
Disclosure of Significant Payment Terms in Contracts With Customers [Line Items]
Rate of exchange	1